Financial Information of Parent Company Balance Sheets (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 90,975,155	$ 111,180,139	$ 91,667,392	$ 142,952,944
Total current assets	159,509,310	197,362,277
Total assets	207,396,564	245,675,671
Current liabilities:
Dividend payable		467	15,177
Total current liabilities	26,762,344	47,950,105
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	161,056,595	160,632,659
Accumulated deficits	(1,965,802)	15,960,272
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	179,293,725	196,395,507
Total liabilities and equity	207,396,564	245,675,671
Parent Company
Current assets:
Cash and cash equivalents	3,603,676	4,116,849	3,215,618	48,188,467
Other current assets	88,413	98,845
Amounts due from subsidiaries	8,909,203	9,469,035
Total current assets	12,601,292	13,684,729
Investments in subsidiaries	145,539,851	161,586,393
Total assets	158,141,143	175,271,122
Current liabilities:
Other current liabilities	226,756	254,486
Dividend payable		467
Total current liabilities	226,756	254,953
Equity:
Ordinary shares ($0.01 par value; 100,000,000 shares authorized, 94,566,617 and 94,617,509 shares issued and 89,938,784 and 89,989,676 shares outstanding as of December 31, 2011 and 2012, respectively)	946,175	945,666
Additional paid-in capital	158,519,071	158,095,135
Accumulated deficits	(20,807,616)	(2,881,542)
Accumulated other comprehensive income	30,720,703	30,320,856
Treasury stock, at cost (4,627,833 and 4,627,833 shares as of December 31, 2011 and 2012, respectively)	(11,463,946)	(11,463,946)
Total Acorn International, Inc. shareholders' equity	157,914,387	175,016,169	161,043,090	182,255,645
Total liabilities and equity	$ 158,141,143	$ 175,271,122